Term loans - Additional information (Details)	Mar. 05, 2020 CAD ($) installment	May 01, 2019 CAD ($)	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)			3.00%
EDC Loan
Disclosure of detailed information about borrowings [line items]
Repayable contribution agreement, maximum amount	$ 450,000
Number of equal monthly instalments for repayment | installment	60
Repayment period	24 months
Effective interest (as a percent)			15.00%
Other Term Loans, two
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 115,200
Interest rate per annum (as a percent)		8.00%	8.00%
Discount rate (as a percent)		10.00%
Residual amount of the non derivative liability recorded in accounts payable and accrued liabilities		$ 12,800
Residual amount of the non derivative liability reclassified upon repayment		$ 12,800
Market rate used to discount cash flows (as a percent)		20.00%